RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Balance at the beginning	$ 202,945	$ 242,299	$ 746,787
Financing cash flows		(43,987)	(94,546)
Interest accruals		8,088	12,208
Lease liabilities recognized		22,687	64,176
Disposal of lease liabilities		(27,181)	(26,034)
Covid-19 related rent concessions			(1,006)
Loan capitalization		(596)	(471,336)
Exchange difference		1,635	(11,068)
Group reorganization			23,118
Balance at the end		202,945	242,299
Bank borrowings
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Balance at the beginning		596	3,799
Financing cash flows		(562)	(2,927)
Exchange difference		(34)	(276)
Balance at the end			596
Lease liabilities
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Balance at the beginning	202,945	241,703	243,194
Financing cash flows	(43,536)	(43,425)	(36,112)
Interest accruals	8,047	8,088	8,277
Lease liabilities recognized	55,275	22,687	64,176
Lease modifications	6,781
Disposal of lease liabilities	(8,605)	(27,181)	(26,034)
Covid-19 related rent concessions			(1,006)
Loan capitalization		(596)
Exchange difference	(8,281)	1,669	(10,792)
Balance at the end	$ 212,626	$ 202,945	241,703
Lease liabilities | Acquisition of a subsidiary company
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Lease liabilities recognized			5,064,000
Interest payable on bank borrowings
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Financing cash flows			(51)
Interest accruals			51
Interest payable to related parties
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Balance at the beginning			1,219
Financing cash flows			(5,099)
Interest accruals			3,880
Loans from related parties
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Balance at the beginning			498,575
Financing cash flows			(11,373)
Loan capitalization			(471,336)
Group reorganization			(15,866)
Acquisition consideration payables to related companies controlled by the Controlling Shareholders
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Financing cash flows			(38,984)
Group reorganization			$ 38,984